Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001718852
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	PROMETHEUS BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40187
Entity Tax Identification Number	81-4282653
Entity Address, Address Line One	9410 Carroll Park Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	824-0895
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RXDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false